Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 82,894	$ 80,496
Accounts receivable, net	501,908	478,133
Inventories	837,129	761,314
Other current assets	19,875	17,454
Total current assets	1,441,806	1,337,397
Property and equipment, net	91,046	91,198
Goodwill	391,998	382,729
Intangible assets, net	147,851	161,065
Other assets	88,332	74,488
Total assets	2,161,033	2,046,877
Current liabilities:
Current portion of other long-term obligations	246	244
Accounts payable	200,229	230,476
Accrued expenses and other current liabilities	157,091	185,757
Total current liabilities	357,566	416,477
Long-term obligations:
Borrowings under revolving credit agreement	135,200	21,800
Other long-term obligations, net of current portion	552	285
Total long-term obligations	135,752	22,085
Deferred income taxes and other liabilities	66,002	57,338
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued
Paid-in capital	832,121	804,008
Accumulated other comprehensive loss, net of tax	(45,968)	(34,221)
Retained earnings	627,969	594,556
Treasury stock, at cost, 4,823,988 shares of Common stock and 48,263 shares of Class B common stock at both December 31, 2018 and 2017, respectively	(87,440)	(87,440)
Total Watsco, Inc. shareholders' equity	1,347,849	1,297,953
Non-controlling interest	253,864	253,024
Total shareholders' equity	1,601,713	1,550,977
Total liabilities and shareholders' equity	2,161,033	2,046,877
Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	18,476	18,412
Class B Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	$ 2,691	$ 2,638